Other Income	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Income

17.	Other income
Other income is primarily comprised of gains recognized for government grants which represent cash subsidies received from the PRC government. For the years ended December 31,
2020,
2021 and 2022, the Company recognized government grants as other income amounting
to
RMB173,382,
RMB191,723 and RMB148,467
, respectively.